Share Capital and Share Premium	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

6.          Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	June 30,	December 31,
	2026	2025
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

As at June 30, 2026 and December 31, 2025 the Company had 21,582,301 common shares issued and fully paid. During the periods ended June 30, 2026 and 2025 no new common shares were issued.

As at June 30, 2026, the Company had no Class B common shares and 10,300 Series B Preferred Shares outstanding.

Share premium includes the contribution of Globus’ shareholders for the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of Globus initial and follow-on public offerings and the effects of the share-based payments. At June 30, 2026 and December 31, 2025, Globus share premium amounted to $285,742.

As at June 30, 2026 and December 31, 2025, no January 2021 Warrants, as defined in the 2025 Annual Report, had been exercised and the Company had January 2021 Warrants outstanding to purchase an aggregate of 1,950,000 common shares.

As at June 30, 2026 and December 31, 2025, no February 2021 Warrants, as defined in the 2025 Annual Report, had been exercised and the Company had February 2021 Warrants outstanding to purchase an aggregate of 4,800,000 common shares.

As at June 30, 2026 and December 31, 2025, no June 2021 Warrants, as defined in the 2025 Annual Report, had been exercised and the Company had June 2021 Warrants outstanding to purchase an aggregate of 10,000,000 common shares.

The Company’s warrants are classified in equity, following the Company’s assessment that warrants meet the equity classification criteria as per IAS 32. The total outstanding number of warrants as at June 30, 2026, was 16,750,000 to purchase an aggregate of 16,750,000 common shares.

On March 13, 2024, the Board of Directors adopted the Globus Maritime Limited 2024 Equity Incentive Plan, or the Plan. The purpose of the Plan is to provide Company’s officers, key employees, directors, consultants and service provider, whose initiative and efforts are deemed to be important to the successful conduct of Company’s business, with incentives to (a) enter into and remain in the service of the Company or affiliates, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance and (d) enhance the long-term performance of the Company. The number of common shares reserved for issuance under the Plan is 2,000,000 shares.

As at June 30, 2026, the Company had 1,000,000 common shares issued under the Plan and are included in the common shares of the Company.